UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2017
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)1
Consumer Discretionary (13.9%)
	Carter's Inc.	972,168	84,316
*	Burlington Stores Inc.	688,173	59,892
*	ServiceMaster Global Holdings Inc.	1,334,957	58,685
*	Live Nation Entertainment Inc.	1,511,208	56,323
	New York Times Co. Class A	2,850,223	54,154
*	Sally Beauty Holdings Inc.	2,556,830	51,725
	Chico's FAS Inc.	5,638,616	51,593
	Bloomin' Brands Inc.	2,896,047	50,478
	La-Z-Boy Inc.	1,480,798	50,051
	Monro Muffler Brake Inc.	1,051,154	48,984
	Cinemark Holdings Inc.	1,223,026	47,576
*	Deckers Outdoor Corp.	714,200	46,323
	Lennar Corp. Class A	778,291	40,814
	Wolverine World Wide Inc.	1,356,939	38,266
*,^	Under Armour Inc.	2,036,900	36,888
	Core-Mark Holding Co. Inc.	1,000,230	36,678
*	Lululemon Athletica Inc.	566,225	34,902
^	Acushnet Holdings Corp.	1,883,606	34,790
^	Polaris Industries Inc.	383,816	34,413
	Advance Auto Parts Inc.	276,560	30,978
*	Buffalo Wild Wings Inc.	284,610	30,596
	Lions Gate Entertainment Corp. Class A	1,013,718	29,803
	Dunkin' Brands Group Inc.	540,978	28,688
	Tenneco Inc.	492,585	27,240
	Domino's Pizza Inc.	145,187	27,077
	Cooper Tire & Rubber Co.	706,400	25,819
*	Grand Canyon Education Inc.	349,836	25,737
	Cheesecake Factory Inc.	514,385	24,474
*	Ulta Beauty Inc.	95,456	23,980
	Tractor Supply Co.	422,820	23,729
	National CineMedia Inc.	3,146,167	22,495
	Expedia Inc.	142,739	22,334
	Lear Corp.	138,397	20,509
*,^	Carvana Co.	1,029,978	20,105
*,^	Ollie's Bargain Outlet Holdings Inc.	411,926	18,413
*	LKQ Corp.	515,098	17,802
	Ross Stores Inc.	320,571	17,734
*	IMAX Corp.	821,991	17,591
^	Papa John's International Inc.	245,273	17,495
*,^	Wingstop Inc.	576,116	17,289
^	Signet Jewelers Ltd.	281,880	17,240
	Dick's Sporting Goods Inc.	421,242	15,729
*	iRobot Corp.	143,234	15,113
*	Bright Horizons Family Solutions Inc.	183,988	14,537
*	Scientific Games Corp. Class A	371,015	13,746
*	Netflix Inc.	74,124	13,465
	Children's Place Inc.	125,489	13,258
	Bob Evans Farms Inc.	183,655	12,705
*	Chuy's Holdings Inc.	536,760	12,641

*	NVR Inc.	4,571	11,932
^	Sinclair Broadcast Group Inc. Class A	324,555	11,700
*	Taylor Morrison Home Corp. Class A	459,753	10,400
^	Brinker International Inc.	292,425	10,372
	Tailored Brands Inc.	767,197	9,621
*	Dave & Buster's Entertainment Inc.	147,579	9,166
^	Regal Entertainment Group Class A	446,552	8,493
*	Five Below Inc.	173,177	8,366
	Brunswick Corp.	146,832	8,312
	H&R Block Inc.	266,412	8,126
*	Cooper-Standard Holdings Inc.	78,093	7,986
*	Sotheby's	135,293	7,656
	Ruth's Hospitality Group Inc.	371,610	7,432
	Nutrisystem Inc.	130,288	7,264
*,^	Hibbett Sports Inc.	412,076	6,428
*	MCBC Holdings Inc.	302,211	5,591
*	Helen of Troy Ltd.	55,380	5,580
	Big Lots Inc.	111,593	5,543
*	American Axle & Manufacturing Holdings Inc.	342,290	5,045
	PetMed Express Inc.	91,512	4,350
	Group 1 Automotive Inc.	65,311	3,889
^	Sturm Ruger & Co. Inc.	62,504	3,600
*	MSG Networks Inc.	154,779	3,312
*	Pinnacle Entertainment Inc.	166,243	3,159
*	Malibu Boats Inc. Class A	103,687	2,967
	MDC Holdings Inc.	81,950	2,810
*	Visteon Corp.	23,877	2,663
	Capella Education Co.	37,409	2,570
	KB Home	83,177	1,906
	Bassett Furniture Industries Inc.	41,700	1,551
*	Chegg Inc.	106,944	1,481
	Strayer Education Inc.	17,924	1,409
	Pier 1 Imports Inc.	246,384	1,136
	Tupperware Brands Corp.	18,407	1,118
*	Hemisphere Media Group Inc. Class A	85,560	1,070
*	M/I Homes Inc.	37,037	961
	Culp Inc.	32,009	960
			1,731,098
Consumer Staples (3.4%)
	Nu Skin Enterprises Inc. Class A	881,511	55,852
^	Sanderson Farms Inc.	365,515	47,791
*	Post Holdings Inc.	568,516	47,300
*	Performance Food Group Co.	1,589,500	45,778
	Casey's General Stores Inc.	425,552	45,428
*,^	Herbalife Ltd.	516,100	34,326
*	Monster Beverage Corp.	473,203	24,961
*	Blue Buffalo Pet Products Inc.	1,095,441	24,505
^	Calavo Growers Inc.	323,131	23,928
^	MGP Ingredients Inc.	261,085	15,394
*	TreeHouse Foods Inc.	163,239	13,848
*	HRG Group Inc.	764,233	12,663
	National Beverage Corp.	72,498	7,403
	Dean Foods Co.	482,373	7,236
*	US Foods Holding Corp.	253,465	7,135
	John B Sanfilippo & Son Inc.	40,555	2,608
*	Pilgrim's Pride Corp.	103,370	2,511
	Ingles Markets Inc. Class A	67,700	1,997

	Omega Protein Corp.	71,381	1,142
	Lamb Weston Holdings Inc.	25,206	1,109
	Fresh Del Monte Produce Inc.	21,501	1,107
^	Natural Health Trends Corp.	37,583	926
			424,948
Energy (2.0%)
*	Delek US Holdings Inc.	1,634,199	42,669
*	Energen Corp.	580,278	30,917
^	Core Laboratories NV	255,680	25,704
*	Parsley Energy Inc. Class A	706,520	20,687
^	RPC Inc.	728,051	15,078
*	Rice Energy Inc.	509,042	14,238
*	Forum Energy Technologies Inc.	1,054,891	13,977
*	RigNet Inc.	716,013	13,568
*	Chesapeake Energy Corp.	2,459,260	12,198
	Oceaneering International Inc.	373,752	9,587
	Cabot Oil & Gas Corp.	363,377	9,037
*	Dril-Quip Inc.	195,827	8,734
*	Newfield Exploration Co.	242,968	6,981
*	Baker Hughes a GE Co.	169,969	6,270
	Range Resources Corp.	234,391	4,948
*,^	Sanchez Energy Corp.	778,906	4,393
*	Carrizo Oil & Gas Inc.	211,842	3,339
*	Ultra Petroleum Corp.	301,492	3,102
*	Abraxas Petroleum Corp.	1,036,650	1,845
^	CVR Energy Inc.	73,891	1,397
			248,669
Financials (8.0%)
	Assured Guaranty Ltd.	1,637,196	73,690
	LPL Financial Holdings Inc.	1,456,668	66,657
	Nasdaq Inc.	890,982	66,262
*	SVB Financial Group	370,063	66,034
*	Western Alliance Bancorp	1,012,311	51,000
*	MGIC Investment Corp.	4,034,571	47,083
	Redwood Trust Inc.	2,661,054	45,956
	Assurant Inc.	434,588	45,749
	MFA Financial Inc.	4,982,519	42,302
^	Financial Engines Inc.	1,093,576	42,048
*	Signature Bank	287,760	39,878
^	WisdomTree Investments Inc.	3,759,864	39,253
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,663,403	38,674
	Investment Technology Group Inc.	1,500,000	33,105
	Solar Capital Ltd.	1,434,019	31,333
	Affiliated Managers Group Inc.	155,250	28,850
	MarketAxess Holdings Inc.	140,086	28,422
	MSCI Inc. Class A	205,726	22,414
	Zions Bancorporation	457,611	20,739
	Hilltop Holdings Inc.	673,038	16,846
	Bank of the Ozarks	370,885	16,004
	Primerica Inc.	192,799	15,626
	Evercore Partners Inc. Class A	193,022	15,181
*	Essent Group Ltd.	379,769	14,591
*	Walker & Dunlop Inc.	230,177	11,566
	Sterling Bancorp	500,700	11,566
	East West Bancorp Inc.	193,750	11,040
	CBOE Holdings Inc.	105,019	9,928

	Legg Mason Inc.	209,043	8,364
	Lazard Ltd. Class A	149,038	6,962
^	Universal Insurance Holdings Inc.	275,144	6,562
*	Regional Management Corp.	189,437	4,545
	National Bank Holdings Corp. Class A	132,467	4,521
*	World Acceptance Corp.	55,284	4,178
*	INTL. FCStone Inc.	87,027	3,405
*,^	BofI Holding Inc.	121,592	3,389
*	Credit Acceptance Corp.	12,227	3,046
	OM Asset Management plc	193,118	2,910
*	Nationstar Mortgage Holdings Inc.	144,001	2,568
	BGC Partners Inc. Class A	152,808	1,927
*	Green Dot Corp. Class A	27,957	1,125
			1,005,299
Health Care (18.0%)
*	ICON plc	1,231,155	129,210
*	athenahealth Inc.	852,855	117,967
*	Insulet Corp.	2,187,381	110,047
*	Medidata Solutions Inc.	1,302,577	100,051
*	Mettler-Toledo International Inc.	103,100	59,085
	Hill-Rom Holdings Inc.	749,468	55,850
	HealthSouth Corp.	1,167,829	49,703
*	LifePoint Health Inc.	803,974	47,756
*	IDEXX Laboratories Inc.	280,009	46,610
*	Haemonetics Corp.	1,124,100	46,234
2	Kindred Healthcare Inc.	5,066,659	45,347
*	MEDNAX Inc.	905,947	42,561
*	Molina Healthcare Inc.	624,100	41,690
*	INC Research Holdings Inc. Class A	745,258	40,989
	STERIS plc	482,483	39,491
*	Globus Medical Inc.	1,207,953	37,145
*	BioMarin Pharmaceutical Inc.	422,820	37,094
*	HealthEquity Inc.	746,816	34,256
	Cooper Cos. Inc.	136,538	33,298
*	Bluebird Bio Inc.	342,662	32,296
*	Hologic Inc.	705,543	31,192
*	ABIOMED Inc.	196,180	29,052
*	Prestige Brands Holdings Inc.	513,350	27,531
*,^	MiMedx Group Inc.	1,790,761	26,790
*	Spectranetics Corp.	670,812	25,826
*	Exact Sciences Corp.	612,584	23,768
*,^	Aduro Biotech Inc.	1,845,707	23,717
*	HMS Holdings Corp.	1,179,731	23,689
*	TESARO Inc.	185,102	23,630
*,^	Ligand Pharmaceuticals Inc.	192,530	23,279
*	Glaukos Corp.	571,400	22,959
*	Cerner Corp.	348,540	22,436
*,^	Acadia Healthcare Co. Inc.	420,837	22,275
*	Momenta Pharmaceuticals Inc.	1,337,800	22,141
*	Neogen Corp.	334,395	22,027
*	Blueprint Medicines Corp.	412,100	21,565
*	Dermira Inc.	781,200	21,506
*	Illumina Inc.	123,193	21,417
*,^	Teladoc Inc.	623,265	20,443
*	Exelixis Inc.	745,141	20,201
*	Spark Therapeutics Inc.	277,500	19,703
	ResMed Inc.	253,981	19,587

*	WellCare Health Plans Inc.	110,315	19,525
*	Catalent Inc.	550,349	19,097
*	Premier Inc. Class A	539,740	18,837
*	Veeva Systems Inc. Class A	293,009	18,682
*	Intuitive Surgical Inc.	19,877	18,650
*	NuVasive Inc.	278,672	18,334
*	Ultragenyx Pharmaceutical Inc.	270,000	17,906
*	Charles River Laboratories International Inc.	169,409	16,636
*	Nevro Corp.	191,356	16,468
*	Pacira Pharmaceuticals Inc.	410,343	16,209
*	Masimo Corp.	170,175	16,099
*	Novadaq Technologies Inc.	1,365,532	16,004
*	Akorn Inc.	474,190	15,942
*	Repligen Corp.	389,913	15,702
*	Cambrex Corp.	240,960	14,699
*	PRA Health Sciences Inc.	191,184	14,224
*	Alnylam Pharmaceuticals Inc.	168,332	13,928
	Chemed Corp.	69,906	13,806
*,^	DexCom Inc.	207,119	13,796
*	FibroGen Inc.	397,225	13,565
*	OraSure Technologies Inc.	727,829	12,766
*	Align Technology Inc.	75,056	12,552
*,^	Revance Therapeutics Inc.	548,364	12,475
	Bruker Corp.	434,687	12,467
*,^	Juno Therapeutics Inc.	431,524	12,268
*	Quintiles IMS Holdings Inc.	132,596	12,007
*	Array BioPharma Inc.	1,596,615	11,991
*	DBV Technologies SA ADR	261,371	11,641
*	Inogen Inc.	121,738	11,490
*	Neurocrine Biosciences Inc.	219,076	10,522
*	Heska Corp.	92,425	10,124
*	Evolent Health Inc. Class A	400,980	9,904
*	Emergent BioSolutions Inc.	270,080	9,823
*,^	Endologix Inc.	1,988,724	9,725
*	Penumbra Inc.	114,820	9,375
*	Atara Biotherapeutics Inc.	593,085	9,045
*	Cytokinetics Inc.	582,661	8,186
*	BioCryst Pharmaceuticals Inc.	1,273,751	6,509
*	Cardiovascular Systems Inc.	180,074	5,681
*	United Therapeutics Corp.	41,094	5,276
*	Corcept Therapeutics Inc.	408,679	5,096
*	Cotiviti Holdings Inc.	116,947	5,035
*	Ionis Pharmaceuticals Inc.	87,983	4,610
*	Amphastar Pharmaceuticals Inc.	257,946	4,457
*	Vanda Pharmaceuticals Inc.	281,981	4,385
	PerkinElmer Inc.	62,467	4,112
*	Progenics Pharmaceuticals Inc.	607,410	3,663
*	Tivity Health Inc.	79,974	3,171
*	Quidel Corp.	98,565	3,153
*	Coherus Biosciences Inc.	238,423	3,111
	LeMaitre Vascular Inc.	84,049	3,032
*,^	AAC Holdings Inc.	478,980	3,003
*	Medpace Holdings Inc.	107,710	2,954
*	Genomic Health Inc.	50,768	1,620
*	Rigel Pharmaceuticals Inc.	623,551	1,478
*	Cross Country Healthcare Inc.	92,046	1,082
*	ImmunoGen Inc.	180,310	1,071

* Ophthotech Corp.	445,409	1,069
* Aratana Therapeutics Inc.	153,313	1,035
* Civitas Solutions Inc.	56,436	1,007
* American Renal Associates Holdings Inc.	57,653	986
Utah Medical Products Inc.	11,070	765
* Infinity Pharmaceuticals Inc.	516,954	739
Merrimack Pharmaceuticals Inc.	294,932	392
		2,254,376
Industrials (18.5%)
* TriNet Group Inc.	3,354,191	117,397
* Clean Harbors Inc.	1,670,063	94,860
* Sensata Technologies Holding NV	1,774,374	80,060
* Kirby Corp.	1,210,147	73,698
* Teledyne Technologies Inc.	525,207	71,607
* Masonite International Corp.	849,041	65,928
Orbital ATK Inc.	588,420	60,125
* AerCap Holdings NV	1,221,470	59,974
* Trex Co. Inc.	794,420	59,748
* United Rentals Inc.	499,241	59,390
* Middleby Corp.	438,004	57,238
HEICO Corp. Class A	778,704	55,327
John Bean Technologies Corp.	572,457	52,895
* Proto Labs Inc.	680,888	50,318
AGCO Corp.	691,900	49,914
IDEX Corp.	422,820	49,275
Terex Corp.	1,224,200	48,197
Schneider National Inc. Class B	2,205,957	47,693
* TransUnion	1,028,414	47,132
Timken Co.	999,800	45,491
Woodward Inc.	637,188	44,565
* Copart Inc.	1,339,400	42,178
* Genesee & Wyoming Inc. Class A	637,529	41,541
MSC Industrial Direct Co. Inc. Class A	571,679	40,709
Watts Water Technologies Inc. Class A	629,938	40,568
^ GATX Corp.	654,133	40,445
Advanced Drainage Systems Inc.	1,911,199	39,275
* XPO Logistics Inc.	570,307	34,281
Multi-Color Corp.	409,500	32,965
Forward Air Corp.	624,591	32,373
* Advisory Board Co.	564,099	31,702
Heartland Express Inc.	1,495,714	31,604
^ Wabtec Corp.	389,575	29,358
* Spirit Airlines Inc.	628,310	24,410
* WageWorks Inc.	370,330	24,146
Tennant Co.	319,328	24,125
* Verisk Analytics Inc. Class A	268,691	23,446
Huntington Ingalls Industries Inc.	96,962	19,985
Toro Co.	277,426	19,722
* MRC Global Inc.	1,201,350	19,630
Kennametal Inc.	525,203	19,380
^ Ritchie Bros Auctioneers Inc.	626,743	17,693
Brink's Co.	201,142	15,719
* MasTec Inc.	336,070	15,526
Acuity Brands Inc.	70,647	14,317
* SiteOne Landscape Supply Inc.	270,162	14,184
General Cable Corp.	690,101	13,319
* Hawaiian Holdings Inc.	317,160	13,130

	Allegion plc	157,953	12,832
	Argan Inc.	196,835	12,686
	Spirit AeroSystems Holdings Inc. Class A	202,563	12,241
	Quad/Graphics Inc.	504,146	11,323
	Global Brass & Copper Holdings Inc.	345,707	11,080
*	IHS Markit Ltd.	234,332	10,932
	Allison Transmission Holdings Inc.	283,224	10,706
^	Wabash National Corp.	548,850	10,472
	Donaldson Co. Inc.	204,173	9,696
*	Atkore International Group Inc.	417,143	8,685
	EnerSys	117,784	8,512
*	Kornit Digital Ltd.	411,103	8,510
*,^	Axon Enterprise Inc.	343,220	8,440
*	Continental Building Products Inc.	380,941	8,381
	JB Hunt Transport Services Inc.	91,556	8,305
*	Meritor Inc.	474,348	8,197
*	Saia Inc.	149,115	8,104
*,^	KeyW Holding Corp.	875,426	7,730
	Robert Half International Inc.	165,361	7,483
	Applied Industrial Technologies Inc.	125,413	7,086
	Graco Inc.	61,005	7,079
	Lincoln Electric Holdings Inc.	78,144	6,819
	Curtiss-Wright Corp.	70,090	6,758
*	TrueBlue Inc.	258,280	6,599
*	YRC Worldwide Inc.	489,415	6,504
*	Univar Inc.	208,223	6,463
^	Greenbrier Cos. Inc.	139,627	6,283
	Kimball International Inc. Class B	355,550	5,927
*	Ply Gem Holdings Inc.	321,299	5,623
	CIRCOR International Inc.	88,556	4,433
*	Swift Transportation Co.	155,136	3,956
*	Quanta Services Inc.	112,082	3,781
	LSC Communications Inc.	170,544	3,646
	Copa Holdings SA Class A	28,691	3,600
*	SP Plus Corp.	104,577	3,420
*	Roadrunner Transportation Systems Inc.	415,902	2,903
*	Armstrong World Industries Inc.	57,991	2,815
	MSA Safety Inc.	35,112	2,815
	Brady Corp. Class A	84,744	2,814
*	Builders FirstSource Inc.	179,248	2,809
	Barrett Business Services Inc.	44,878	2,470
	Air Lease Corp. Class A	61,808	2,446
*	Vectrus Inc.	70,457	2,396
	Herman Miller Inc.	71,043	2,392
	Barnes Group Inc.	38,874	2,339
*	Moog Inc. Class A	31,222	2,320
	Insteel Industries Inc.	64,950	1,709
	Rollins Inc.	34,968	1,518
	Tetra Tech Inc.	28,844	1,369
*	JetBlue Airways Corp.	61,482	1,348
	Knoll Inc.	57,980	1,122
	AO Smith Corp.	20,915	1,120
			2,315,560
Information Technology (23.1%)
*	Cadence Design Systems Inc.	3,517,172	129,784
*	2U Inc.	1,768,811	91,536
	MercadoLibre Inc.	269,936	77,855

*,^,2 BroadSoft Inc.		1,646,331	72,521
	MAXIMUS Inc.	1,180,888	71,278
*	Callidus Software Inc.	2,889,298	70,210
*	Ciena Corp.	2,483,406	63,948
*	GoDaddy Inc. Class A	1,457,740	62,654
*	Cardtronics plc Class A	1,905,358	59,638
*	First Solar Inc.	1,204,921	59,415
*	ServiceNow Inc.	501,050	55,341
*	Cavium Inc.	873,386	54,098
	CDW Corp.	848,581	53,825
*	Fortinet Inc.	1,451,058	53,559
	CSRA Inc.	1,641,208	53,520
*	HubSpot Inc.	732,710	53,012
	Power Integrations Inc.	729,971	51,572
*	Entegris Inc.	1,944,107	50,741
*	Atlassian Corp. plc Class A	1,293,460	46,332
*	New Relic Inc.	954,063	44,803
*	MACOM Technology Solutions Holdings Inc.	736,806	44,614
*	Cornerstone OnDemand Inc.	1,040,511	41,943
*	CoStar Group Inc.	145,043	39,967
	SS&C Technologies Holdings Inc.	1,015,568	39,363
*	Euronet Worldwide Inc.	384,933	37,188
*	IPG Photonics Corp.	242,085	36,952
*	Arrow Electronics Inc.	448,200	36,434
*	GrubHub Inc.	777,450	35,864
*	Square Inc.	1,316,339	34,686
*	Aspen Technology Inc.	582,801	33,144
*	Tableau Software Inc. Class A	510,704	32,915
*	Check Point Software Technologies Ltd.	295,070	31,212
*	Trimble Inc.	767,656	28,733
	Cognex Corp.	292,962	27,849
*	Proofpoint Inc.	322,303	27,473
	Microchip Technology Inc.	338,561	27,098
*,^	Shutterstock Inc.	629,220	26,515
*,^	Oclaro Inc.	2,546,500	24,905
*	Envestnet Inc.	632,812	24,711
*	Guidewire Software Inc.	334,745	24,155
*	Ultimate Software Group Inc.	106,052	23,937
*,^	Acacia Communications Inc.	537,500	23,526
*,^	Advanced Micro Devices Inc.	1,645,063	22,389
*	Take-Two Interactive Software Inc.	273,845	21,765
*	Zendesk Inc.	713,300	20,914
*,^	Cimpress NV	226,980	20,029
*,^	Stratasys Ltd.	820,185	19,676
*	RealPage Inc.	505,899	19,604
*	Semtech Corp.	492,814	19,515
	FLIR Systems Inc.	505,838	18,878
*	Imperva Inc.	402,360	18,126
*	Descartes Systems Group Inc.	712,504	17,884
*	Zebra Technologies Corp.	167,086	16,996
	Alliance Data Systems Corp.	70,000	16,900
*	WEX Inc.	154,164	16,755
*	Tyler Technologies Inc.	95,855	16,469
	Booz Allen Hamilton Holding Corp. Class A	479,911	16,461
*	Barracuda Networks Inc.	712,369	16,007
*	NCR Corp.	410,957	15,555
*	ON Semiconductor Corp.	1,039,616	15,542

*	Cirrus Logic Inc.	248,715	15,281
*	Microsemi Corp.	288,025	15,000
*	Gartner Inc.	113,581	14,575
*	Shopify Inc. Class A	155,253	14,341
	Science Applications International Corp.	201,036	14,155
*,^	Inphi Corp.	367,040	14,094
*	Itron Inc.	192,860	14,079
*	RingCentral Inc. Class A	381,670	13,282
*	Red Hat Inc.	134,139	13,262
*,^	3D Systems Corp.	780,980	13,120
*	Manhattan Associates Inc.	294,147	13,001
*	Stamps.com Inc.	87,510	12,960
*	Synaptics Inc.	243,348	12,803
	National Instruments Corp.	308,157	12,678
*	Carbonite Inc.	536,851	12,670
*	Integrated Device Technology Inc.	484,475	12,664
*,^	Pandora Media Inc.	1,399,410	12,525
*,^	Unisys Corp.	972,496	12,448
	Travelport Worldwide Ltd.	855,237	12,230
*	Box Inc.	643,248	12,125
*	Five9 Inc.	548,031	12,090
*,^	Match Group Inc.	656,652	11,984
*	TrueCar Inc.	629,179	11,910
	Harris Corp.	101,140	11,577
*	Extreme Networks Inc.	1,307,725	11,495
*	ANSYS Inc.	86,459	11,201
*	Electronic Arts Inc.	93,756	10,945
*	ChannelAdvisor Corp.	1,036,802	10,886
*	Amkor Technology Inc.	1,018,876	10,566
*	PTC Inc.	187,250	10,334
*	Q2 Holdings Inc.	258,830	10,068
*	Palo Alto Networks Inc.	74,950	9,877
*	Qualys Inc.	241,964	9,715
	TeleTech Holdings Inc.	229,426	9,590
*,^	CyberArk Software Ltd.	217,198	9,053
*	A10 Networks Inc.	1,236,098	8,739
	Teradyne Inc.	239,993	8,301
*	Wix.com Ltd.	129,641	7,999
	Hackett Group Inc.	481,992	7,914
*	8x8 Inc.	588,129	7,469
*	MuleSoft Inc. Class A	343,420	7,466
*	Zillow Group Inc. Class A	147,400	6,696
*	Ultra Clean Holdings Inc.	283,734	6,654
	CSG Systems International Inc.	153,876	6,363
	Pegasystems Inc.	84,471	5,106
*	TTM Technologies Inc.	289,458	5,031
*	Workiva Inc.	251,706	4,933
*	Plexus Corp.	89,695	4,809
*	Sykes Enterprises Inc.	127,273	4,327
	SYNNEX Corp.	35,947	4,275
*	Angie's List Inc.	348,187	4,171
*	Blucora Inc.	160,098	3,586
*	ePlus Inc.	42,393	3,430
*	KEMET Corp.	201,913	3,402
*	Arista Networks Inc.	22,423	3,348
*	Lumentum Holdings Inc.	49,546	3,102
*	Brightcove Inc.	415,203	2,782

*	Varonis Systems Inc.	69,001	2,570
	Avnet Inc.	64,200	2,464
*,^	Cloudera Inc.	139,400	2,405
*	MINDBODY Inc. Class A	84,604	2,195
	Brooks Automation Inc.	87,466	2,148
*	Care.com Inc.	146,867	2,134
*	IAC/InterActiveCorp	15,705	1,643
*	Advanced Energy Industries Inc.	21,304	1,546
*	Hortonworks Inc.	102,442	1,373
*	Avid Technology Inc.	239,521	1,234
*	Travelzoo	116,721	1,226
*	PROS Holdings Inc.	39,698	1,144
*	Super Micro Computer Inc.	41,491	1,114
*	Tech Data Corp.	10,556	1,081
*	Blackhawk Network Holdings Inc.	24,693	1,078
*	Web.com Group Inc.	48,953	1,074
	NIC Inc.	52,066	846
			2,884,053
Materials (4.1%)
	RPC Group plc	4,315,609	51,027
	Orion Engineered Carbons SA	2,283,900	47,962
*	Berry Global Group Inc.	812,000	45,537
	PolyOne Corp.	1,170,438	42,815
	Methanex Corp.	919,536	40,735
	Smurfit Kappa Group plc	1,359,569	40,396
	Minerals Technologies Inc.	554,450	39,255
	Graphic Packaging Holding Co.	2,559,798	33,764
	Chemours Co.	454,687	21,648
*	Owens-Illinois Inc.	644,225	15,397
*	Louisiana-Pacific Corp.	598,241	15,022
	Huntsman Corp.	538,818	14,343
	Trinseo SA	200,489	14,094
	Balchem Corp.	162,824	12,635
	Steel Dynamics Inc.	352,648	12,487
*	Summit Materials Inc. Class A	370,481	10,536
*	Koppers Holdings Inc.	288,676	10,479
	Packaging Corp. of America	86,089	9,425
	Rayonier Advanced Materials Inc.	421,030	6,278
	Worthington Industries Inc.	117,938	5,976
	Silgan Holdings Inc.	194,447	5,892
	Stepan Co.	64,153	5,271
	Valvoline Inc.	129,155	2,928
*	Crown Holdings Inc.	39,269	2,335
	Innophos Holdings Inc.	53,316	2,227
			508,464
Other (1.6%)
3	Vanguard Small-Cap ETF	1,042,801	143,020
^,3	Vanguard Small-Cap Growth ETF	384,700	56,828
*,4	Dropbox Private Placement	361,745	4,258
*	Dyax Corp CVR Exp. 12/31/2019	134,316	268
			204,374
Real Estate (3.4%)
*	SBA Communications Corp. Class A	443,554	61,011
	LaSalle Hotel Properties	1,742,900	51,485
	Jones Lang LaSalle Inc.	342,800	43,611
	Life Storage Inc.	574,300	41,947

	PS Business Parks Inc.			300,935	40,464
	Douglas Emmett Inc.			917,616	35,108
	Outfront Media Inc.			1,282,918	29,340
*	Five Point Holdings LLC Class A			1,930,500	28,764
	National Storage Affiliates Trust			784,985	18,023
	Ryman Hospitality Properties Inc.			228,631	14,310
	GEO Group Inc.			397,409	11,664
^	Sabra Health Care REIT Inc.			491,533	11,404
^	Omega Healthcare Investors Inc.			348,504	11,009
	Senior Housing Properties Trust			457,702	8,902
	Gaming and Leisure Properties Inc.			219,020	8,310
	Potlatch Corp.			155,875	7,459
	Hersha Hospitality Trust Class A			177,853	3,336
	Washington Prime Group Inc.			144,219	1,301
	RMR Group Inc. Class A			20,709	1,012
					428,460
Telecommunication Services (0.5%)
*	Vonage Holdings Corp.			6,072,971	40,142
*	Zayo Group Holdings Inc.			251,343	8,242
*	Boingo Wireless Inc.			434,056	6,437
	Windstream Holdings Inc.			322,234	1,221
					56,042
Utilities (0.3%)
^	8Point3 Energy Partners LP Class A			1,728,749	25,499
	NRG Energy Inc.			164,621	4,053
^	Spark Energy Inc. Class A			184,690	3,842
	Ormat Technologies Inc.			25,885	1,535
					34,929
Total Common Stocks (Cost $9,997,946)					12,096,272
		Coupon
Temporary Cash Investments (5.4%)1
Money Market Fund (5.0%)
5,6	Vanguard Market Liquidity Fund	1.217%		6,274,571	627,583

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.3%)
	Deutsche Bank Securities, Inc. (Dated
	7/31/17, Repurchase Value $28,101,000,
	collateralized by Federal National
	Mortgage Assn. 4.000%, 4/1/2047, with a
	value of $28,662,000)	1.080%	8/1/17	28,100	28,100

U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	0.918%-0.983%	9/14/17	6,500	6,492
7	United States Treasury Bill	0.923%-0.994%	9/21/17	4,400	4,394
7	United States Treasury Bill	0.980%	10/5/17	850	849
7	United States Treasury Bill	1.052%	11/24/17	3,500	3,488
					15,223
Total Temporary Cash Investments (Cost $670,840)					670,906
Total Investments (102.2%) (Cost $10,668,786)					12,767,178
Other Assets and Liabilities-Net (-2.2%)6					(273,499)
Net Assets (100%)					12,493,679

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,607,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 3.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted security represents 0.0% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $269,520,000 of collateral received for securities on loan.
7 Securities with a value of $10,229,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Explorer Fund

counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,000,323	91,423	4,526
Temporary Cash Investments	627,583	43,323	—
Futures Contracts—Liabilities[1]	(804)	—	—
Total	12,627,102	134,746	4,526
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Explorer Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2017	2,930	208,675	265

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At July 31, 2017, the cost of investment securities for tax purposes was $10,640,686,000. Net unrealized appreciation of investment securities for tax purposes was $2,098,392,000, consisting of unrealized gains of $2,480,938,000 on securities that had risen in value since their purchase and $382,546,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
BroadSoft Inc.	NA2	56,861	22,875	—	—	72,521
Cardtronics plc Class A	NA3	78,482	72,297	—	—	NA3
eHealth Inc.	7,324	—	10,555	—	—	—
H&E Equipment Services	27,559	—	32,223	274	—	—
Inc.
Information Services Group	8,649	3,963	11,994	—	—	—
Inc.
Kindred Healthcare Inc.	NA2	12,552	—	850	—	45,347
MarineMax Inc.	28,588	1,467	24,880	—	–	—
Vanguard Market Liquidity	504,433	NA4	NA4	2,684	—	627,583
Fund
Vanguard Small-Cap ETF	90,564	553,274	516,818	1,157	—	143,020
Vanguard Small-Cap	47,964	—	—	451	—	56,828
Growth ETF
Total	715,081			5,416	—	945,299

1 Includes net realized gain (loss) on affiliated investment securities sold of $740,000.
2 Not applicable—at October 31, 2016, the issuer was not an affiliated company of the fund.
3 Not applicable—at October 31, 2016, and July 31, 2017, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	September 18, 2017
VANGUARD EXPLORER FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	September 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.